Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)		Common Stock Class A	Common Stock Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Mar. 10, 2022
Balance (in Shares) at Mar. 10, 2022
Issuance of Class B common stock to Sponsor(1)	[1]		$ 288	24,712		25,000
Issuance of Class B common stock to Sponsor(1) (in Shares)	[1]		2,875,000
Issuance of Placement Units		$ 63		6,343,687		6,343,750
Issuance of Placement Units (in Shares)		634,375
Issuance of Representative shares		$ 6		67,269		67,275
Issuance of Representative shares (in Shares)		57,500
Proceeds allocated to Public Warrants				2,978,500		2,978,500
Value of offering costs allocated to the fair value of equity instruments				(205,388)		(205,388)
Accretion of Class A common stock subject to redemption to redemption amount				(9,208,780)	(3,911,841)	(13,120,621)
Net income (loss)					552,813	552,813
Balance at December 31, 2023 at Dec. 31, 2022		$ 69	$ 288		(3,359,028)	(3,358,671)
Balance at December 31, 2023 (in Shares) at Dec. 31, 2022		691,875	2,875,000
Accretion of Class A common stock subject to redemption to redemption amount					(987,821)	(987,821)
Net income (loss)					613,333	613,333
Balance at December 31, 2023 at Mar. 31, 2023		$ 69	$ 288		(3,733,516)	(3,733,159)
Balance at December 31, 2023 (in Shares) at Mar. 31, 2023		691,875	2,875,000
Balance at Dec. 31, 2022		$ 69	$ 288		(3,359,028)	(3,358,671)
Balance (in Shares) at Dec. 31, 2022		691,875	2,875,000
Net income (loss)						810,119
Balance at December 31, 2023 at Jun. 30, 2023		$ 357			(5,206,614)	(5,206,257)
Balance at December 31, 2023 (in Shares) at Jun. 30, 2023		3,566,874	1
Balance at Dec. 31, 2022		$ 69	$ 288		(3,359,028)	(3,358,671)
Balance (in Shares) at Dec. 31, 2022		691,875	2,875,000
Shareholder non-redemption agreement				709,691		709,691
Shareholder non-redemption agreement				(709,691)		(709,691)
Conversion of Class B common stock to Class A common stock		$ 288	$ (288)
Conversion of Class B common stock to Class A common stock (in Shares)		2,874,999	(2,874,999)
Excise tax					(1,000,789)	(1,000,789)
Issuance of Representative shares						$ 67,275
Issuance of Representative shares (in Shares)						57,500
Accretion of Class A common stock subject to redemption to redemption amount					(1,975,219)	$ (1,975,219)
Net income (loss)					339,767	339,767
Balance at December 31, 2023 at Dec. 31, 2023		$ 357			(5,995,269)	(5,994,912)
Balance at December 31, 2023 (in Shares) at Dec. 31, 2023		3,566,874	1
Balance at Mar. 31, 2023		$ 69	$ 288		(3,733,516)	(3,733,159)
Balance (in Shares) at Mar. 31, 2023		691,875	2,875,000
Shareholder non-redemption agreement				709,691		709,691
Shareholder non-redemption agreement				(709,691)		(709,691)
Conversion of Class B common stock to Class A common stock		$ 288	$ (288)
Conversion of Class B common stock to Class A common stock (in Shares)		2,874,999	(2,874,999)
Excise tax					(1,000,789)	(1,000,789)
Accretion of Class A common stock subject to redemption to redemption amount					(669,095)	(669,095)
Net income (loss)					196,786	196,786
Balance at December 31, 2023 at Jun. 30, 2023		$ 357			(5,206,614)	(5,206,257)
Balance at December 31, 2023 (in Shares) at Jun. 30, 2023		3,566,874	1
Balance at Dec. 31, 2023		$ 357			(5,995,269)	(5,994,912)
Balance (in Shares) at Dec. 31, 2023		3,566,874	1
Reclassification of Class A common stock upon purchase by Holder and forfeiture of redemption rights		$ 144		15,504,766		15,504,910
Reclassification of Class A common stock upon purchase by Holder and forfeiture of redemption rights (in Shares)		1,435,811
Excise tax				(29,647)		(29,647)
Accretion of Class A common stock subject to redemption to redemption amount				(170,032)		(170,032)
Net income (loss)					(292,546)	(292,546)
Balance at December 31, 2023 at Mar. 31, 2024		$ 501		15,305,087	(6,287,815)	9,017,773
Balance at December 31, 2023 (in Shares) at Mar. 31, 2024		5,002,685	1
Balance at Dec. 31, 2023		$ 357			(5,995,269)	(5,994,912)
Balance (in Shares) at Dec. 31, 2023		3,566,874	1
Issuance of Representative shares						$ 67,275
Issuance of Representative shares (in Shares)						57,500
Net income (loss)						$ (600,812)
Balance at December 31, 2023 at Jun. 30, 2024		$ 503		15,426,142	(6,596,081)	8,830,564
Balance at December 31, 2023 (in Shares) at Jun. 30, 2024		5,027,645	1
Balance at Mar. 31, 2024		$ 501		15,305,087	(6,287,815)	9,017,773
Balance (in Shares) at Mar. 31, 2024		5,002,685	1
Reclassification of Class A common stock upon purchase by Holder and forfeiture of redemption rights		$ 2		273,622		273,624
Reclassification of Class A common stock upon purchase by Holder and forfeiture of redemption rights (in Shares)		24,960
Accretion of Class A common stock subject to redemption to redemption amount				(152,567)		(152,567)
Net income (loss)					(308,266)	(308,266)
Balance at December 31, 2023 at Jun. 30, 2024		$ 503		$ 15,426,142	$ (6,596,081)	$ 8,830,564
Balance at December 31, 2023 (in Shares) at Jun. 30, 2024		5,027,645	1

[1]	Includes up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). The underwriters exercised their over-allotment option in full on August 9, 2022; thus, no shares of common stock remain subject to forfeiture as of August 9, 2022 (see Note 5).